[Logo AMUNDI Asset Management]


May 3, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Real Estate Shares (the "Fund")
     (File Nos. 033-65822 and 811-07870)
     CIK No. 0000908996

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 50 to the Fund's registration statement on Form N-1A, filed electronically on April 28, 2021 (Accession No. 0001193125-21-136553).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

     Very truly yours,

     /s/ Thomas Reyes
     -------------------------
     Thomas Reyes
     Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820